Note 24 - Share-based Payments - Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Options outstanding at January 1st	141,328,000	135,221,000	131,244,000
Options issued during the period	24,593,000	19,899,000	20,435,000
Options exercised during the period	(7,849,000)	(9,988,000)	(13,548,000)
Options forfeited during the period	(16,336,000)	(3,804,000)	(2,910,000)
Options outstanding at ended year	141,736,000	141,328,000	135,221,000